CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Loans receivable, fair value	[1]	¥ 818,523	¥ 805,141
Receivables from customers, fair value		163,388	11
Securities purchased under agreements to resell, fair value		366,506	548,043
Trading assets, securities pledged as collateral		5,587,555	5,332,640
Trading assets, fair value		10,122	12,407
Private equity investments, fair value		3,599	6,395
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		395,429	397,114
Securities pledged as collateral		9,427
Other, fair value		171,482	144,756
Short-term borrowings, fair value		634,714	376,910
Deposits received at banks, fair value		49,874	14,392
Securities sold under agreements to repurchase, fair value		224,056	111,609
Securities loaned, fair value		128,886	105,968
Other liabilities, fair value		44,708	9,183
Long-term borrowings, fair value		¥ 4,098,457	¥ 3,707,643
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,233,562,601	3,493,562,601
Outstanding		3,063,155,434	3,038,587,493
Common stock held in treasury, shares		170,407,167	454,975,108

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.